Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 14, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Jun. 30, 2022	Apr. 05, 2021	Jan. 15, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating landfill gas to electricity facilities				12
Debt instrument, interest rate				3.75%			4.47%	3.75%
Operating agreement			$ 9,550
3.75% Term Note [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, interest rate				3.75%		3.75%
3.75% Term Note [Member] | Senior Notes [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, interest rate				3.75%
4.47% Term Note [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, interest rate				4.47%		4.47%
4.47% Term Note [Member] | Senior Notes [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, interest rate				4.47%
Aria Energy LLC [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			36.00%		41.00%
Sales Proceeds		$ 58,500	$ 58,500
Gain on the extinguishment of debt	$ 61,411	$ 61,411	61,411
Ordinary gain on sale of assets			1,300
Impairment charge			25,300
Joint ventures payable			1,700		1,400
Percentage of revenue		36.00%
Gain on sale of assets	1,300	$ 1,300
LESPH [Member] | Aria Energy LLC [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Gain on the extinguishment of debt			61,400
Pre-tax net earnings	$ 69,000	$ 67,100	$ 67,600		$ 38,400
Machinery and Equipment [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				5 years
Machinery and Equipment [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				30 years
Building and Building Improvements [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				20 years
Building and Building Improvements [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				30 years
Computer Software And Hardware [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				1 year
Computer Software And Hardware [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				5 years
Furniture and Fixtures [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				3 years
Furniture and Fixtures [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment				5 years